Commitments and Contingencies (Details Narrative)									3 Months Ended		12 Months Ended
	Jun. 06, 2025 USD ($)	Sep. 19, 2024 USD ($)	Sep. 13, 2024 USD ($)	Sep. 13, 2024 USD ($)	Sep. 13, 2024 USD ($) Integer	Sep. 13, 2024 USD ($) Installment	Sep. 09, 2024 USD ($) shares	Aug. 26, 2024 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Aug. 08, 2025 shares	Feb. 05, 2024 USD ($)
Loss Contingencies [Line Items]
Gain (loss) on extinguishment of liability										$ 4,343,000	$ 4,488,627	$ 680,762
Aggregate market value of shares issued											$ 329,996	$ 784,943
Common Stock, Shares Authorized | shares									275,000,000	275,000,000	275,000,000	275,000,000
Principal amount														$ 4,500,000
Payment To Act On [Member]
Loss Contingencies [Line Items]
Liquidated damages	$ 500,000
Additional interest and extension fees	$ 882,030
Amount owed											$ 1,382,030
Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		12 monthly payments
Unpaid fee description		Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00).
Shortfall accrued interest rate		12.00%
Gain (loss) on extinguishment of liability		$ 0
Shortfall accrue interest rate		12.00%
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Accounting Standards Update Four Seventy Sixty [Member]
Loss Contingencies [Line Items]
Gain (loss) on extinguishment of liability										$ 3,200,000
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Asc [Member]
Loss Contingencies [Line Items]
Gain (loss) on extinguishment of liability											3,200,000
Donnelley Financial Llc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment			12 monthly installments
Gain (loss) on extinguishment of liability				$ 0
Periodic payment				45,000
Number of installments remaining					11	11
Remaining monthly installment				28,366
Donnelley Financial Llc [Member] | Repayment Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Administrative agent fees											85,098
Donnelley Financial Llc [Member] | Repayment Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Administrative agent fees									$ 85,000
Donnelley Financial Llc [Member] | Repayment Agreement [Member] | Accounting Standards Update Four Seventy Sixty [Member]
Loss Contingencies [Line Items]
Gain (loss) on extinguishment of liability				0
Verista Partners Inc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees								$ 196,666
Frequency of periodic payment								16 equal cash installment
Periodic payment									$ 78,000		$ 78,437
Remaining monthly installment								$ 8,125
Aggregate market value of shares issued								66,666
Debt instrument fee remaining amount								$ 130,000
Shares issued to GEM, shares | shares									3,000		150
Verista Partners Inc [Member] | Repayment Agreement [Member] | Accounts Payable [Member]
Loss Contingencies [Line Items]
Administrative agent fees											$ 45,785
Verista Partners Inc [Member] | Repayment Agreement [Member] | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableMember
Loss Contingencies [Line Items]
Administrative agent fees									$ 46,000
MZHCI, LLC [Member] | Investor Relations Consulting Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares							1,200
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings | shares								2,400
Investor relations services amount								$ 12,500
Cost of living adjustment percentage								5.00%
Effective agreement period								6 days
Agreement renewal period								6 days
Services agreement								60 days
Perkins Coie LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares												3,000
Common Stock, Shares Authorized | shares													6,500
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member]
Loss Contingencies [Line Items]
Aggregate market value of shares issued							$ 1,385,000
Registration rights agreement required filing term							60 days
Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		11 monthly installments
Gain (loss) on extinguishment of liability											1,100,000
Periodic payment		$ 36,300
First payment		Oct. 01, 2024
Cohn Reznick LLP [Member] | Settlement Letter [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		15 equal monthly installments
Periodic payment		$ 30,000
Principal amount		817,400
Amount receivable		450,000
Cohn Reznick LLP [Member] | Settlement Letter [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Principal amount											$ 577,400
Maximum [Member] | Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees		4,815,979
Maximum [Member] | Donnelley Financial Llc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees			$ 1,072,148	1,072,148	$ 1,072,148	$ 1,072,148
Maximum [Member] | Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees		1,523,029
Minimum [Member] | Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees		1,605,326
Minimum [Member] | Donnelley Financial Llc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees			$ 357,025	$ 357,025	$ 357,025	$ 357,025
Minimum [Member] | Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares							46,000
Minimum [Member] | Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Administrative agent fees		$ 400,000